............................
                                                           OMB APPROVAL
                                                  ............................
                                                  OMB NUMBER:        3235-0006
                                                  EXPIRES:    OCTOBER 31, 2000
                                                  ESTIMATED AVERAGE
                                                  BURDEN HOURS PER
                                                  RESPONSE................24.7
                                                  ............................






                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000
                 Check here if Amendment [_]; Amendment Number:
                                                                ----------------


                        This Amendment (Check only one.):
                           [_]  is a restatement.
                           [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Plaza Advisors LLC
Address:          40 West 57th Street
                  New York, NY 10019

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Hal Goldstein
Title:             Vice President
Phone:             (212) 262-0005

Signature, Place, and Date of Signing:

/S/ HAL GOLDSTEIN
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

February 13, 2001
-----------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         10

Form 13F Information Table Value Total:

         $94,706 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                      NONE



                                                        Plaza Advisors LLC
                                                     Form 13F Information Table
                                                        December 31, 2000


      ------------------------------------------------------------------------------------------------------------------------------
      Name of Issuer          Title   CUSIP       Value (x   Shrs or  SH/PRN Put/  Investment Discretion  Other     Voting Authority
      --------------          -----   -----       --------   -------  ------ ----  ---------------------  -----     ----------------
                              of                  $1000)     prn amt         Call                         Managers
                              --                  -----      -------         ----                         --------
                              Class                                                                               Sole  Shared  None
                              -----                                                                               ----  ------  ----
      ------------------------------------------------------------------------------------------------------------------------------
      CADIZ INC               COM     127537108   2,480     277,500     SH         SOLE                        277,500
      ------------------------------------------------------------------------------------------------------------------------------
      ENDOREX CORP            COM NEW 29264N307     477     476,758     SH         SOLE                        476,758
      ------------------------------------------------------------------------------------------------------------------------------
      FOREST OIL CORP         COM PAR 346091705     449      12,180     SH         SOLE                         12,180
                              $0.01
      ------------------------------------------------------------------------------------------------------------------------------
      GRANT PRIDECO INC       COM     38821G101   1,077      49,087     SH         SOLE                         49,087
      ------------------------------------------------------------------------------------------------------------------------------
      IMCLONE SYS INC         COM     45245W109  59,585   1,354,200     SH         SOLE                      1,354,200
      ------------------------------------------------------------------------------------------------------------------------------
      MARVEL ENTERPRISES INC  COM     57383M108     116      81,031     SH         SOLE                         81,031
      ------------------------------------------------------------------------------------------------------------------------------
      NEOSE TECHNOLOGIES INC  COM     640522108  23,538     713,285     SH         SOLE                        713,285
      ------------------------------------------------------------------------------------------------------------------------------
      OGDEN CORP              COM     676346109   4,468     290,600     SH         SOLE                        290,600
      ------------------------------------------------------------------------------------------------------------------------------
      PACKAGED ICE INC        COM     695148106     197     131,200     SH         SOLE                        131,200
      ------------------------------------------------------------------------------------------------------------------------------
      WEATHERFORD INTL INC    COM     947074100   2,319      49,087     SH         SOLE                         49,087
      ------------------------------------------------------------------------------------------------------------------------------
      REPORT
      SUMMARY:  10 DATA RECORDS                   94,706      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
